Intangible Assets (Details 1) (USD $)	Sep. 30, 2013
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2013 (remaining three months)	$ 288,158
2014	534,704
2015	623,148
2016	977,414
2017	640,480
2018 and thereafter	932,546
Total	$ 3,996,450